Business Combinations - Summary of Purchase Price allocation (Detail) - USD ($) $ in Thousands	Apr. 30, 2019	Jul. 25, 2018
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment		$ 49
Intangible assets		6,066
Other non-current assets		22
Current assets and liabilities, net		464
Employee benefits		(57)
Deferred tax liabilities		(1,317)
Right to receive equity stake in a travel entity		411
Total identifiable net assets acquired		5,638
Goodwill		6,304
Total consideration transferred		$ 11,942
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment	$ 1,449
Intangible assets	6,792
Other non-current assets	107
Current assets and liabilities, net	2,644
Other non-current liabilities	(738)
Deferred tax liabilities	(1,890)
Total identifiable net assets acquired	8,364
Non-controlling interest	(4,098)
Goodwill	10,433
Total consideration transferred	$ 14,699